Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On July 8, 2024, the Board approved a cash distribution of $0.05 per share for shareholders of record as of July 19, 2024. On August 7, 2024, the Board approved a cash distribution of $0.06 per share for shareholders of record as of August 19, 2024. The distributions will be made from the Company's Contributed Surplus account.